Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 293,312	$ 343,373	$ 372,032
Cash and cash equivalents - Fair Value	293,312	343,373
Restricted cash - Carrying Amount	4,817	4,939	$ 4,662
Restricted cash - Fair Value	4,817	4,939
Margin deposits - Carrying Amount	4,270	4,270
Margin deposits - Fair Value	4,270	4,270
Time deposits - Carrying Amount	5,000	0
Time deposits - Fair Value	5,000	0
Long-term receivable (including short-term portion) - Carrying Amount	12,767	12,553
Long-term receivable (including short-term portion) - Fair Value	12,767	12,553
Investment in debt securities held to maturity - Carrying Amount	40,374	25,230
Investment in debt securities held to maturity - Fair Value	39,820	25,120
Investment in debt securities available for sale - Carrying Amount	15,494	0
Investment in debt securities available for sale - Fair Value	15,494	0
Debt and other financial liabilities - Carrying Amount	(1,930,371)	(1,757,238)
Debt and other financial liabilities - Fair Value	$ (1,930,371)	$ (1,757,238)